QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 29, 2013
QUARTERLY FINANCIAL INFORMATION (UNAUDITED) [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
15	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	2013
	First	Second	Third	Fourth	Total
Revenue	$93,204	$99,778	$96,919	$107,366	$397,267
Gross profit	40,801	45,411	40,277	51,541	178,030
Net earnings	3,793	6,602	4,546	11,260	26,201
Earnings per share
Basic - class A and B common stock	0.08	0.13	0.09	0.22	0.52
Diluted - class A and B common stock	0.08	0.13	0.09	0.22	0.52

	2012
	First	Second	Third	Fourth	Total
Revenue	$80,673	$94,068	$96,219	$122,158	$393,118
Gross profit	33,013	45,573	43,906	65,377	187,869
Net earnings	2,919	7,611	7,698	15,097	33,325
Earnings per share
Basic - class A and B common stock	0.05	0.13	0.14	0.30	0.61
Diluted - class A and B common stock	0.05	0.13	0.14	0.30	0.61
Basic and diluted - class C common stock	0.19	0.28	0.15	-	0.74

The first quarter of 2013 includes a pre-tax charge of $32 for separation benefits at our publishing business.  The second quarter of 2013 includes a pre-tax charge of $716 for separation benefits at our television and publishing businesses.  The third quarter of 2013 includes a pre-tax charge of $80 for separation benefits at our television and publishing businesses. The fourth quarter of 2013 includes a pre-tax charge of $35 for separation benefits at our television and publishing businesses.

The first quarter of 2012 includes a pre-tax charge of $38 for separation benefits at our publishing business.  The second quarter of 2012 includes a pre-tax charge of $1,035 for separation benefits at our publishing business.  The third quarter of 2012 includes a pre-tax charge of $553 for separation benefits at our publishing business and a pre-tax long-lived asset impairment charge of $493.  The fourth quarter of 2012 includes a pre-tax broadcast license impairment charge of $664 and $952 for our television and radio businesses, respectively, a pre-tax loss of $319 on the sale of our northern Wisconsin community publications and a pre-tax charge of $29 for separation benefits at our publishing business.